Cover	Jun. 19, 2026
Cover [Abstract]
Entity Registrant Name	PANAMERA HOLDINGS CORPORATION
Entity Central Index Key	0001620749
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 19, 2026
Entity Ex Transition Period	false
Entity File Number	000-55569
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5707326
Entity Address Address Line 1	2000 West Loop South
Entity Address Address Line 2	Suite 1820
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77056
City Area Code	713
Local Phone Number	878-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false